N-4	Apr. 26, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Modern Woodmen of America Variable Annuity Account
Entity Central Index Key	0001140778
Entity Investment Company Type	N-4
Document Period End Date	Apr. 26, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals	If you withdraw money from your Certificate within the first eight years after you purchase the Certificate, you may be assessed a surrender charge of up to 8% of the amount withdrawn.
	For example, assuming no gain or loss in the Accumulated Value, if you make a withdrawal in the first Certificate Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.			Charges and Deductions— Surrender Charge (Contingent Deferred Sales Charge)
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions.
	Transfer Fee. Currently, we do not assess a charge to transfer Accumulated Value among the Subaccounts and between the Subaccounts and the Declared Interest Option for the first 12 transfers during the Certificate Year. However, we reserve the right to charge $25 per transfer in excess of 12 in a single Certificate Year.			Charges and Deductions— Transfer Processing Fee
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Certificate specifications page, this prospectus and the funds' prospectuses for information about the specific fees you will pay each year based on the options you elected.

Charges and Deductions
	Annual Fee	Minimum	Maximum
	Base Certificate	0.99%(1)	0.99%(1)
	Investment Options (Fund fees and expenses)	0.10%(2)	1.14%(2)
(1) We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
(2) As a percentage of Fund assets.

Fees and Expenses   Location in
Prospectus       Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,500

Highest Annual Cost: $2,540

        Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals   Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
	● No additional purchase payments, transfers, or withdrawals
Charges for Early Withdrawals [Text Block]

Charges for Early Withdrawals

  If you withdraw money from your Certificate within the first eight years after you purchase the Certificate, you may be assessed a surrender charge of up to 8% of the amount withdrawn.
For example, assuming no gain or loss in the Accumulated Value, if you make a withdrawal in the first Certificate Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.   Charges and Deductions—
	Surrender Charge (Contingent Deferred Sales Charge)
Surrender Charge Phaseout Period, Years	8
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%	[1]
Surrender Charge Example Maximum [Dollars]	$ 8,000
Surrender Charge Footnotes [Text Block]	The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")
Transaction Charges [Text Block]

Transaction Charges

  In addition to surrender charges, you may also be charged for other transactions.
Transfer Fee. Currently, we do not assess a charge to transfer Accumulated Value among the Subaccounts and between the Subaccounts and the Declared Interest Option for the first 12 transfers during the Certificate Year. However, we reserve the right to charge $25 per transfer in excess of 12 in a single Certificate Year.   Charges and Deductions—
	Transfer Processing Fee
Ongoing Fees and Expenses [Table Text Block]

Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Certificate specifications page, this prospectus and the funds' prospectuses for information about the specific fees you will pay each year based on the options you elected.

Charges and Deductions

Annual Fee

Minimum

Maximum

Base Certificate

  0.99%(1)   0.99%(1)

Investment Options (Fund fees and expenses)

  0.10%(2)   1.14%(2)       (1) We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
(2) As a percentage of Fund assets.Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,500

Highest Annual Cost: $2,540

        Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals   Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
	● No additional purchase payments, transfers, or withdrawals
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.99%	[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.99%	[2]
Base Contract (N-4) Footnotes [Text Block]	We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.10%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.14%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Lowest and Highest Annual Cost [Table Text Block]	Because your Certificate is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Certificate, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Certificate, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,500

Highest Annual Cost: $2,540

        Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
● No additional purchase payments, transfers, or withdrawals   Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive Investment Option fees and expenses
● No optional benefits
● No sales charges
	● No additional purchase payments, transfers, or withdrawals
Lowest Annual Cost [Dollars]	$ 1,500
Highest Annual Cost [Dollars]	$ 2,540
Risks [Table Text Block]
Risks   Location in
Prospectus

Risk of Loss

You can lose money by investing in this Certificate, including loss of principal.

Principal Risks of Investing in the Certificate

Not a Short-Term Investment

  This Certificate is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for up to eight years after you purchase the Certificate. It will reduce the value of your Certificate if you withdraw money during that time.
The benefits of tax deferral also means the Certificate is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Certificate

Risks Associated with Investment Options

  ● An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate.
● Each Fund and the Declared Interest Option has its own unique risks.
● You should review the prospectuses for the available Funds before making an investment decision.   Principal Risks of Investing in the Certificate

Appendix A: Investment Options Available Under the Certificate

Insurance Company Risks

An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-800-447-9811 or emailing VPACServices@modern-woodmen.org.

Principal Risks of Investing in the Certificate

Investment Restrictions [Text Block]	Investments ● Currently, there is no charge when you transfer Accumulated Value among Subaccounts and between the Subaccounts and the Declared Interest Option. However, the Society reserves the right to charge $25 per transfer in excess of 12 in a single Certificate Year.
● The Society reserves the right to remove or substitute Investment Options that are available under the Certificate.  Charges and Deductions—
Transfer Processing Fee

The Society, Account and Investment Options—
	Addition, Deletion or Substitution of Investments
Optional Benefit Restrictions [Text Block]	Optional Benefits ● We may discontinue or modify any of the optional benefits at any time prior to the time you elect. Description of Annuity Certificate
Tax Implications [Text Block]	Tax Implications ● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate.
● There is no additional tax benefit if you purchase the Certificate through a qualified retirement plan or individual retirement account (IRA).
● Earnings on your Certificate are generally taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% additional tax if you take a withdrawal before age 59 1/2.

Federal Tax Matters

Investment Professional Compensation [Text Block]	Investment Professional Compensation Your registered representative may receive compensation for selling this Certificate to you in the form of commissions. If your registered representative is also a Society insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses, insurance benefits, and financing arrangements. Non-cash compensation includes conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise, and other similar items. Sales of the Certificates may help the registered representative and/or their managers qualify for such benefits. In addition, registered representatives who meet certain Society productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Registered representatives and managers may receive other payments from us for services that do not directly involve the sale of the Certificates, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
These conflicts of interest may influence your registered representative to offer or recommend this Certificate over another investment.

Distribution of the Certificates

Exchanges [Text Block]	Exchanges

Some investment professionals may have a financial incentive to offer you a new contract in place of a contract you already own. You should only exchange your current contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

N/A

Item 4. Fee Table [Text Block]

FEE TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering or making withdrawals from the Certificate. Please refer to your Certificate specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Certificate, surrender or make withdrawals from the Certificate, or transfer Accumulated Value among the Subaccounts and the Declared Interest Option. State premium taxes may also be deducted.

Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	8%	8%
Transfer Processing Fee(2)	$25	$25
Administrative Charge(3)	$45	$30

(1)  The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

(2)  We do not assess transfer processing fees for the first twelve (12) transfers in a Certificate Year, but we may impose a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Certificate Year.

(3)  We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.

The next table describes the fees and expenses that you will pay each year during the time that you own your Certificate, not including Fund fees and expenses.

Annual Certificate Expenses	Guaranteed Maximum Charge	Current Charge
Administrative Expenses (includes Annual Administrative Charge)	$45	$30
Base Certificate Expenses (as a percentage of average variable Accumulated Value) (includes mortality and expense risk charge)	1.40%	1.40%

The next table shows the minimum and maximum total operating expenses charged by any of the Investment Options that you may pay periodically during the time that you own the Certificate. A complete list of Investment Options available under the Certificate, including their annual expenses, may be found at the back of this Prospectus.

Annual Investment Option Operating Expenses	Minimum	Maximum
Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(4)	0.10%	1.14%
Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(5)	0.10%	1.14%

(4)  Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(5)  The "Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Examples

The Examples are intended to help you compare the cost of investing in the Certificate with the cost of investing in other variable annuity products. These costs include transaction expenses, the annual expenses, and Investment Option fees and expenses.

Each Example assumes that you invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that your investment has a 5% return each year.

Example 1

The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Annual Investment Options Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$8,948	$12,649	$16,389	$28,404

2.  If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$8,026	$11,681	$15,373	$28,404

3. If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$2,490	$7,809	$13,340	$28,404

Example 2

The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1.  If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$8,021	$9,649	$11,250	$17,597

2.  If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$7,089	$8,651	$10,182	$17,597

3.  If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$1,500	$4,659	$8,044	$17,597

(1)  Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. For more information on the calculation of the surrender charge on the Retirement Date, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date." For more information on the calculation of the surrender charge associated with a partial withdrawal or surrender, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)".

Transaction Expenses [Table Text Block]
Transaction Expenses	Guaranteed Maximum Charge	Current Charge
Surrender Charge (as a percentage of amount withdrawn or surrendered)(1)	8%	8%
Transfer Processing Fee(2)	$25	$25
Administrative Charge(3)	$45	$30

(1)  The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")

(2)  We do not assess transfer processing fees for the first twelve (12) transfers in a Certificate Year, but we may impose a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Certificate Year.

(3)  We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.

Other Transaction Fee, Current [Percent]	8.00%	[1]
Annual Contract Expenses [Table Text Block]
Annual Certificate Expenses	Guaranteed Maximum Charge	Current Charge
Administrative Expenses (includes Annual Administrative Charge)	$45	$30
Base Certificate Expenses (as a percentage of average variable Accumulated Value) (includes mortality and expense risk charge)	1.40%	1.40%

Administrative Expense, Maximum [Dollars]	$ 45	[4]
Administrative Expense, Current [Dollars]	$ 30	[4]
Administrative Expense, Footnotes [Text Block]	We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.40%
Base Contract Expense (of Average Account Value), Current [Percent]	1.40%
Annual Portfolio Company Expenses [Table Text Block]
Annual Investment Option Operating Expenses	Minimum	Maximum
Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)(4)	0.10%	1.14%
Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement(5)	0.10%	1.14%

(4)  Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(5)  The "Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Portfolio Company Expenses, Footnotes [Text Block]

(4)  Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.

(5)  The "Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

Surrender Example [Table Text Block]

1.  If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$8,948	$12,649	$16,389	$28,404

1.  If you surrender your Certificate or elect settlement option 1 at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$8,021	$9,649	$11,250	$17,597

Surrender Expense, 1 Year, Maximum [Dollars]	$ 8,948
Surrender Expense, 1 Year, Minimum [Dollars]	8,021
Surrender Expense, 3 Years, Maximum [Dollars]	12,649
Surrender Expense, 3 Years, Minimum [Dollars]	9,649
Surrender Expense, 5 Years, Maximum [Dollars]	16,389
Surrender Expense, 5 Years, Minimum [Dollars]	11,250
Surrender Expense, 10 Years, Maximum [Dollars]	28,404
Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,597
Annuitize Example [Table Text Block]

2.  If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$8,026	$11,681	$15,373	$28,404

2.  If you annuitize at the end of the applicable time period and elect fixed settlement option 2 or 4 with a one-year annuity payment period(1):

1 Year	3 Years	5 Years	10 Years
$7,089	$8,651	$10,182	$17,597

(1)  Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. For more information on the calculation of the surrender charge on the Retirement Date, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date." For more information on the calculation of the surrender charge associated with a partial withdrawal or surrender, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)".

		[5]
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 8,026	[5]
Annuitized Expense, 1 Year, Minimum [Dollars]	7,089	[5]
Annuitized Expense, 3 Years, Maximum [Dollars]	11,681	[5]
Annuitized Expense, 3 Years, Minimum [Dollars]	8,651	[5]
Annuitized Expense, 5 Years, Maximum [Dollars]	15,373	[5]
Annuitized Expense, 5 Years, Minimum [Dollars]	10,182	[5]
Annuitized Expense, 10 Years, Maximum [Dollars]	28,404	[5]
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 17,597	[5]
No Surrender Example [Table Text Block]	If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:
1 Year	3 Years	5 Years	10 Years
$2,490	$7,809	$13,340	$28,404

3.  If you do not surrender your Certificate or you annuitize at the end of the applicable time period and elect fixed settlement option 3 or 5, or a variable settlement option:

1 Year	3 Years	5 Years	10 Years
$1,500	$4,659	$8,044	$17,597

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,490
No Surrender Expense, 1 Year, Minimum [Dollars]	1,500
No Surrender Expense, 3 Years, Maximum [Dollars]	7,809
No Surrender Expense, 3 Years, Minimum [Dollars]	4,659
No Surrender Expense, 5 Years, Maximum [Dollars]	13,340
No Surrender Expense, 5 Years, Minimum [Dollars]	8,044
No Surrender Expense, 10 Years, Maximum [Dollars]	28,404
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,597
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CERTIFICATE

Unsuitable as Short-Term Savings Vehicle. The Certificate is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Certificate for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial Please discuss your insurance needs and financial objectives with your registered representative.

Investment Risk. You bear the risk of any decline in the Accumulated Value of your Certificate resulting from the performance of the Investment Option you have chosen. The Accumulated Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Option. This risk could have a significant negative impact on certain benefits and guarantees under the Certificate. The investment risks are described in the prospectuses for the Investment Options.

Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Certificate), and prior to age 59 1/2 an additional tax may apply.

Society Risk. An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-800-447-9811 or emailing VPACServices@modern-woodmen.org.

Business Disruption and Cyber Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely). These risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Certificate Holder information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential cyber-attack surfaces. Due to the increasing sophistication of cyber-attacks, such cyber security incidents could occur and persist for an extended period of time without detection.

Systems failures and cyber-attacks affecting us, the Investment Options, intermediaries and other affiliated or third-party service providers may adversely affect us and your Accumulated Value. For instance, systems failures and cyber-attacks may interfere with our processing of Certificate transactions, including the processing of orders with the Investment Options, impact our ability to calculate unit values or the Investment Options' ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Certificate to lose value. There can be no assurance that we or the Investment Options or our service providers and intermediaries will avoid losses affecting your Certificate due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. They could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Certificates and processing of other Certificate-related transactions, including orders from Certificate Holders. Disasters may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Certificate-related transactions, impact our ability to calculate Accumulated Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Certificate to lose value. There can be no assurance that we, the Investment Options or our service providers will avoid losses affecting your Certificate due to a natural disaster.

Item 10. Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CERTIFICATE

Certain features or benefits are available to you under your Certificate. The purposes, fees and restrictions of each of these benefits are briefly summarized in the following table. Some of the benefits in the table below may have been discussed in the above sections.

Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Automatic Rebalancing Program	Automatically transfers amounts to maintain a particular percentage allocation among the Subaccounts and Declared Interest Option	Standard	None	● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Cannot be utilized in combination with the dollar cost averaging program.
● Transferring all assets to the Declared Interest Option will terminate any automatic rebalancing instructions.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Dollar Cost Averaging Program	Systematically transfers a set amount each month from Subaccounts or the Declared Interest Option to other available Investment Options over a period of time	Standard	None	● You must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount).
● Minimum amount of each transfer is $100.
● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Terminates when monies in the source account are depleted.
● Cannot be utilized in combination with automatic rebalancing or systematic withdrawal programs.
Systematic Withdrawal Program	Automatically withdraws a specific amount of Accumulated Value from selected Subaccounts or the Declared Interest Option	Standard	None	● Minimum amount which you may withdraw is $100.
● Maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000. We may deny an automatic partial withdrawal request that would reasonably cause the Accumulated Value to be less than $2,000 within one year.
● Cannot be utilized in combination with dollar cost averaging program.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Interest Sweep Program	Automatically transfers interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary	Standard	None	● Must have at least $5,000 in the Declared Interest Option to establish the program.
● Maximum number of Subaccounts to receive interest earnings at any one time is 10.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
● Not available for Certificates issued in Washington prior to February 1, 2009.
Declared Interest Option	Credits a specified guaranteed rate of interest for each Certificate Year	Standard	None	● Subject to the Society's financial strength and claims paying ability.
● Amount you can transfer at one time from the Declared Interest Option may not exceed 25% of the Declared Interest Option Accumulated Value on the date of transfer, unless balance after transfer would be less than $1,000.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
● Not available for Certificates issued in Washington prior to February 1, 2009.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit	Before the Retirement Date, upon the Annuitant's death, we will pay a death benefit to the Beneficiary in one sum within five years of the deceased Annuitant's death.	Standard	None	● If original Annuitant's age on the Issue Date was less than 76, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greatest of:
● sum of premiums paid, less the sum of all partial withdrawal reductions;
● Accumulated Value; or
● Performance Enhanced Death Benefit (PEDB) amount.
● If original Annuitant's age on the Issue Date was 76 or older, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greater of:
● sum of the premiums paid, less the sum of all partial withdrawal reductions, or
● Accumulated Value.
Incremental Death Benefit Rider	Provides a death benefit that is in addition to the death benefit available under the Certificate	Standard	None	● Not available if the Annuitant's age on the Issue Date is 71 or over.
● No Incremental Death Benefit is paid if market decline results in the Accumulated Value being less than premium payments minus any partial withdrawal reductions.
● Not available in Washington.

Benefits Available [Table Text Block]
Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Automatic Rebalancing Program	Automatically transfers amounts to maintain a particular percentage allocation among the Subaccounts and Declared Interest Option	Standard	None	● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Cannot be utilized in combination with the dollar cost averaging program.
● Transferring all assets to the Declared Interest Option will terminate any automatic rebalancing instructions.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Dollar Cost Averaging Program	Systematically transfers a set amount each month from Subaccounts or the Declared Interest Option to other available Investment Options over a period of time	Standard	None	● You must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount).
● Minimum amount of each transfer is $100.
● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Terminates when monies in the source account are depleted.
● Cannot be utilized in combination with automatic rebalancing or systematic withdrawal programs.
Systematic Withdrawal Program	Automatically withdraws a specific amount of Accumulated Value from selected Subaccounts or the Declared Interest Option	Standard	None	● Minimum amount which you may withdraw is $100.
● Maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000. We may deny an automatic partial withdrawal request that would reasonably cause the Accumulated Value to be less than $2,000 within one year.
● Cannot be utilized in combination with dollar cost averaging program.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Interest Sweep Program	Automatically transfers interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary	Standard	None	● Must have at least $5,000 in the Declared Interest Option to establish the program.
● Maximum number of Subaccounts to receive interest earnings at any one time is 10.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
● Not available for Certificates issued in Washington prior to February 1, 2009.
Declared Interest Option	Credits a specified guaranteed rate of interest for each Certificate Year	Standard	None	● Subject to the Society's financial strength and claims paying ability.
● Amount you can transfer at one time from the Declared Interest Option may not exceed 25% of the Declared Interest Option Accumulated Value on the date of transfer, unless balance after transfer would be less than $1,000.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
● Not available for Certificates issued in Washington prior to February 1, 2009.
Benefit	Purpose	Whether Benefit Is Standard or Optional	Fee	Restrictions/Limitations
Death Benefit	Before the Retirement Date, upon the Annuitant's death, we will pay a death benefit to the Beneficiary in one sum within five years of the deceased Annuitant's death.	Standard	None	● If original Annuitant's age on the Issue Date was less than 76, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greatest of:
● sum of premiums paid, less the sum of all partial withdrawal reductions;
● Accumulated Value; or
● Performance Enhanced Death Benefit (PEDB) amount.
● If original Annuitant's age on the Issue Date was 76 or older, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greater of:
● sum of the premiums paid, less the sum of all partial withdrawal reductions, or
● Accumulated Value.
Incremental Death Benefit Rider	Provides a death benefit that is in addition to the death benefit available under the Certificate	Standard	None	● Not available if the Annuitant's age on the Issue Date is 71 or over.
● No Incremental Death Benefit is paid if market decline results in the Accumulated Value being less than premium payments minus any partial withdrawal reductions.
● Not available in Washington.

Item 17. Portfolio Companies (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CERTIFICATE

The following is a list of Investment Options available under the Certificate. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time and time and can be found online at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents. You can also request this information at no cost by calling the Variable Product Administrative Center at 1-800-447-9811 or sending an email request to VPACServices@modern-woodmen.org.

The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option's past performance is not necessarily an indication of future performance.

	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series (IS) American Funds IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management Company	0.55%	14.27%	9.20%	7.25%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. To provide growth of capital as a secondary objective	American Funds Insurance Series (IS) American Funds IS Capital Income Builder®—Class 1 Adviser: Capital Research and Management Company	0.28%*	9.28%	7.72%	N/A
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments.	American Funds Insurance Series (IS) American Funds IS Capital World Bond Fund®—Class 2 Adviser: Capital Research and Management Company	0.73%	6.14%	-0.33%	0.36%
Long-term growth of capital while providing current income	American Funds Insurance Series (IS) American Funds IS Capital World Growth and Income Fund®—Class 1 Adviser: Capital Research and Management Company	0.41%*	21.22%	10.60%	7.90%
Long-term growth of capital	American Funds Insurance Series (IS) American Funds IS Global Small Capitalization Fund—Class 1 Adviser: Capital Research and Management Company	0.66%*	16.45%	8.57%	6.04%
Growth of capital	American Funds Insurance Series (IS) American Funds IS Growth Fund—Class 2 Adviser: Capital Research and Management Company	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income	American Funds Insurance Series (IS) American Funds IS Growth-Income Fund—Class 2 Adviser: Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.69%*	23.77%	11.26%	8.62%
Long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth-Income Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.62%*	16.17%	7.86%	6.46%
Long-term capital appreciation	American Funds Insurance Series (IS) American Funds IS New World Fund®—Class 1 Adviser: Capital Research and Management Company	0.57%*	16.22%	8.90%	4.95%
Provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series (IS) American Funds IS The Bond Fund of America®—Class 1 Adviser: Capital Research and Management Company	0.23%*	5.21%	2.14%	2.33%
Long-term capital appreciation	BNY Mellon BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital growth consistent with preservation of capital with current income as a secondary goal	BNY Mellon BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Fayez Sarofim & Co.	0.85%	20.97%	16.23%	11.09%
Long-term capital growth, current income and growth of income consistent with reasonable investment risk	BNY Mellon BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.70%*	26.69%	16.89%	11.84%
Capital growth	BNY Mellon BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.82%	9.28%	9.15%	6.15%
Investment results that correspond to investment performance of U.S. common stocks, as represented by NASDAQ 100® Index	Calvert Variable Trust, Inc. CVT NASDAQ 100 Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.48%*	54.40%	22.09%	17.29%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Investment results that correspond to investment performance of U.S. common stocks, as represented by Russell 2000® Index	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.39%*	16.60%	9.69%	6.77%
Investment results that correspond to total return performance of U.S. common stocks, as represented by S&P MidCap 400® Index	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.33%*	16.12%	12.28%	8.90%
Current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Fund Federated Hermes Government Money Fund II—Service Share Class(2) Adviser: Federated Investment Management Company	0.63%*	4.52%	1.49%	0.90%
High current income and moderate capital appreciation	Federated Hermes Insurance Series Fund Federated Hermes Managed Volatility Fund II—Primary Shares(1) Adviser: Federated Advisory Services Company (FASC), an affiliate of the Co-Advisers, Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)	0.97%*	8.68%	6.15%	4.19%
Current income	Federated Hermes Insurance Series Fund Federated Hermes Quality Bond Fund II—Primary Shares Adviser: Federated Investment Management Company	0.74%*	6.14%	2.36%	2.25%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.69%	21.29%	12.16%	8.81%
Long-term capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.56%	33.45%	16.65%	11.61%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.86%	0.70%	13.36%	2.37%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
	Fidelity® Variable Insurance Products Funds
High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond	Fidelity® VIP Freedom 2015 PortfolioSM—Initial Class	0.43%	10.95%	6.56%	5.19%
	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	0.47%	12.40%	7.47%	5.73%
	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	0.49%	13.62%	8.26%	6.20%
	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	0.52%	14.70%	9.28%	6.85%
	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	0.57%	16.85%	10.86%	7.67%
	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	0.61%	18.87%	11.92%	8.14%
	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	0.62%	19.41%	12.03%	8.19%
	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	0.62%	19.45%	12.02%	8.19%
	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	0.62%	19.48%	N/A	N/A
	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	0.62%	19.39%	N/A	N/A
	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	0.62%	19.35%	N/A	N/A
	Adviser: Fidelity® Management & Research Company LLC (FMR)
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.58%	36.24%	19.64%	14.80%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High total return through a combination of current income and capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.49%	18.72%	14.79%	10.27%
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.90%*	10.24%	3.60%	3.14%
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio— Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: Geode Capital Management, LLC (Geode)	0.10%	26.19%	15.56%	11.92%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.82%	14.80%	12.17%	7.85%
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))	0.73%	20.55%	9.99%	4.91%
Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.60%	11.19%	5.22%	6.04%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of current income and may also seek capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Strategic Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))	0.90%	9.18%	3.47%	3.10%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Technology Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.59%	58.32%	26.57%	19.61%
Capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin DynaTech VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.90%*	43.77%	13.76%	10.37%
Maximize income while maintaining prospects for capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.71%*	8.62%	6.98%	5.01%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital appreciation with preservation of capital as an important consideration	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.65%*	12.39%	14.04%	10.51%
Long-term total return	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund—Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%*	12.75%	11.06%	7.04%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust Franklin Small-Mid Cap Growth VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.83%*	27.12%	13.82%	9.24%
High level of current income with capital appreciation over the long term as a secondary goal	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	1.09%*	8.18%	1.96%	1.77%
Capital growth	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.79%*	20.69%	13.24%	9.36%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital growth with income as a secondary objective	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.86%*	6.13%	11.05%	8.77%
Long-term capital growth	Lincoln Variable Insurance Products Trust LVIP American Century Ultra® Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.75%*	43.51%	19.24%	14.64%
Capital appreciation with secondary goal of achieving current income by investing primarily in equity securities	Lincoln Variable Insurance Products Trust LVIP JPMorgan Mid Cap Value Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.74%	10.91%	10.98%	8.05%
Capital growth over the long term	Lincoln Variable Insurance Products Trust LVIP JPMorgan Small Cap Core Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.78%	13.10%	9.41%	7.10%
Long-term capital growth by investing primarily in the common stocks of growth companies	T. Rowe Price Equity Series, Inc. All-Cap Opportunities Portfolio Adviser: T. Rowe Price Associates, Inc.	0.80%*	28.96%	18.96%	14.57%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of dividend income and long-term capital growth primarily through investments in stocks	T. Rowe Price Equity Series, Inc. Equity Income Portfolio Adviser: T. Rowe Price Associates, Inc.	0.74%	9.54%	11.20%	7.84%
Long-term capital appreciation	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio Adviser: T. Rowe Price Associates, Inc.	0.86%	2.96%	11.24%	11.30%
Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth	T. Rowe Price Equity Series, Inc. Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.84%	19.96%	11.63%	10.50%
Highest total return over time consistent with an emphasis on both capital appreciation and income	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited, T. Rowe Price Investment Management, Inc. and T. Rowe Price International Ltd.	0.85%*	15.35%	7.31%	5.91%
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies	T. Rowe Price International Series, Inc. International Stock Portfolio Adviser: T. Rowe Price Associates, Inc.	0.95%	16.24%	7.71%	4.75%

*  These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

(1)  The Investment Option includes a volatility management strategy as part of the Investment Option's investment objective and/or principal investment strategy. See "Volatility Management Strategies" contained herein.

(2)  You could lose money by investing in the Federated Hermes Government Money Fund II. Although the Federated Hermes Government Money Fund II seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Federated Hermes Government Money Fund II is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency. The Federated Hermes Government Money Fund II's sponsor has no legal obligation to provide financial support to the Federated Hermes Government Money Fund II, and you should not expect that the sponsor will provide financial support to the Federated Hermes Government Money Fund II at any time. The yield of the Fund may become very low during periods of low interest rates. After deduction of Separate Account Annual Expenses, the yield of the Subaccount that invests in the Fund could be negative. If the yield of the Subaccount becomes negative, Accumulated Value invested in the Subaccount may decline.

Prospectuses Available [Text Block]

The following is a list of Investment Options available under the Certificate. More information about the Investment Options is available in the prospectuses for the Investment Options, which may be amended from time and time and can be found online at https://www.modernwoodmen.org/our-products/annuities/variable-annuity-documents. You can also request this information at no cost by calling the Variable Product Administrative Center at 1-800-447-9811 or sending an email request to VPACServices@modern-woodmen.org.

The current expenses and performance information below reflects fees and expenses of the Investment Options, but do not reflect the other fees and expenses that your Certificate may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Option's past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide high total return (including income and capital gains) consistent with preservation of capital over the long term	American Funds Insurance Series (IS) American Funds IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management Company	0.55%	14.27%	9.20%	7.25%
Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. To provide growth of capital as a secondary objective	American Funds Insurance Series (IS) American Funds IS Capital Income Builder®—Class 1 Adviser: Capital Research and Management Company	0.28%*	9.28%	7.72%	N/A
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments.	American Funds Insurance Series (IS) American Funds IS Capital World Bond Fund®—Class 2 Adviser: Capital Research and Management Company	0.73%	6.14%	-0.33%	0.36%
Long-term growth of capital while providing current income	American Funds Insurance Series (IS) American Funds IS Capital World Growth and Income Fund®—Class 1 Adviser: Capital Research and Management Company	0.41%*	21.22%	10.60%	7.90%
Long-term growth of capital	American Funds Insurance Series (IS) American Funds IS Global Small Capitalization Fund—Class 1 Adviser: Capital Research and Management Company	0.66%*	16.45%	8.57%	6.04%
Growth of capital	American Funds Insurance Series (IS) American Funds IS Growth Fund—Class 2 Adviser: Capital Research and Management Company	0.59%	38.49%	18.68%	14.36%
Long-term growth of capital and income	American Funds Insurance Series (IS) American Funds IS Growth-Income Fund—Class 2 Adviser: Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Growth of capital while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.69%*	23.77%	11.26%	8.62%
Long-term growth of capital and income while seeking to manage volatility and provide downside protection	American Funds Insurance Series (IS) American Funds IS Managed Risk Growth-Income Fund—Class P1(1) Adviser: Capital Research and Management Company Sub-Adviser: Milliman Financial Risk Management LLC	0.62%*	16.17%	7.86%	6.46%
Long-term capital appreciation	American Funds Insurance Series (IS) American Funds IS New World Fund®—Class 1 Adviser: Capital Research and Management Company	0.57%*	16.22%	8.90%	4.95%
Provide as high a level of current income as is consistent with the preservation of capital	American Funds Insurance Series (IS) American Funds IS The Bond Fund of America®—Class 1 Adviser: Capital Research and Management Company	0.23%*	5.21%	2.14%	2.33%
Long-term capital appreciation	BNY Mellon BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management Limited	0.92%	23.50%	14.85%	10.18%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital growth consistent with preservation of capital with current income as a secondary goal	BNY Mellon BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Fayez Sarofim & Co.	0.85%	20.97%	16.23%	11.09%
Long-term capital growth, current income and growth of income consistent with reasonable investment risk	BNY Mellon BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.70%*	26.69%	16.89%	11.84%
Capital growth	BNY Mellon BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class Adviser: BNY Mellon Investment Advisor, Inc. Sub-Adviser: Newton Investment Management North America, LLC	0.82%	9.28%	9.15%	6.15%
Investment results that correspond to investment performance of U.S. common stocks, as represented by NASDAQ 100® Index	Calvert Variable Trust, Inc. CVT NASDAQ 100 Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.48%*	54.40%	22.09%	17.29%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Investment results that correspond to investment performance of U.S. common stocks, as represented by Russell 2000® Index	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.39%*	16.60%	9.69%	6.77%
Investment results that correspond to total return performance of U.S. common stocks, as represented by S&P MidCap 400® Index	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio—Class 1 Adviser: Calvert Research and Management Sub-Adviser: Ameritas Investment Partners, Inc.	0.33%*	16.12%	12.28%	8.90%
Current income consistent with stability of principal and liquidity	Federated Hermes Insurance Series Fund Federated Hermes Government Money Fund II—Service Share Class(2) Adviser: Federated Investment Management Company	0.63%*	4.52%	1.49%	0.90%
High current income and moderate capital appreciation	Federated Hermes Insurance Series Fund Federated Hermes Managed Volatility Fund II—Primary Shares(1) Adviser: Federated Advisory Services Company (FASC), an affiliate of the Co-Advisers, Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)	0.97%*	8.68%	6.15%	4.19%
Current income	Federated Hermes Insurance Series Fund Federated Hermes Quality Bond Fund II—Primary Shares Adviser: Federated Investment Management Company	0.74%*	6.14%	2.36%	2.25%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Income and capital growth consistent with reasonable risk	Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.69%	21.29%	12.16%	8.81%
Long-term capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.56%	33.45%	16.65%	11.61%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.86%	0.70%	13.36%	2.37%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
	Fidelity® Variable Insurance Products Funds
High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond	Fidelity® VIP Freedom 2015 PortfolioSM—Initial Class	0.43%	10.95%	6.56%	5.19%
	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	0.47%	12.40%	7.47%	5.73%
	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class	0.49%	13.62%	8.26%	6.20%
	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	0.52%	14.70%	9.28%	6.85%
	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class	0.57%	16.85%	10.86%	7.67%
	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	0.61%	18.87%	11.92%	8.14%
	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	0.62%	19.41%	12.03%	8.19%
	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	0.62%	19.45%	12.02%	8.19%
	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	0.62%	19.48%	N/A	N/A
	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	0.62%	19.39%	N/A	N/A
	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	0.62%	19.35%	N/A	N/A
	Adviser: Fidelity® Management & Research Company LLC (FMR)
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.58%	36.24%	19.64%	14.80%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High total return through a combination of current income and capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.49%	18.72%	14.79%	10.27%
High level of current income, while also considering growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.90%*	10.24%	3.60%	3.14%
Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® Variable Insurance Products Funds Fidelity® VIP Index 500 Portfolio— Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: Geode Capital Management, LLC (Geode)	0.10%	26.19%	15.56%	11.92%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.82%	14.80%	12.17%	7.85%
Long-term growth of capital	Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))	0.73%	20.55%	9.99%	4.91%
Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.60%	11.19%	5.22%	6.04%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of current income and may also seek capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Strategic Income Portfolio—Service Class 2 Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))	0.90%	9.18%	3.47%	3.10%
Capital appreciation	Fidelity® Variable Insurance Products Funds Fidelity® VIP Technology Portfolio—Initial Class Adviser: Fidelity® Management & Research Company LLC (FMR) Sub-Adviser: FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)	0.59%	58.32%	26.57%	19.61%
Capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin DynaTech VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.90%*	43.77%	13.76%	10.37%
Maximize income while maintaining prospects for capital appreciation	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	0.71%*	8.62%	6.98%	5.01%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital appreciation with preservation of capital as an important consideration	Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.65%*	12.39%	14.04%	10.51%
Long-term total return	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund—Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%*	12.75%	11.06%	7.04%
Long-term capital growth	Franklin Templeton Variable Insurance Products Trust Franklin Small-Mid Cap Growth VIP Fund—Class 1 Adviser: Franklin Advisers, Inc.	0.83%*	27.12%	13.82%	9.24%
High level of current income with capital appreciation over the long term as a secondary goal	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund—Class 2 Adviser: Franklin Advisers, Inc.	1.09%*	8.18%	1.96%	1.77%
Capital growth	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.79%*	20.69%	13.24%	9.36%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
Long-term capital growth with income as a secondary objective	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.86%*	6.13%	11.05%	8.77%
Long-term capital growth	Lincoln Variable Insurance Products Trust LVIP American Century Ultra® Fund—Standard Class II Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.75%*	43.51%	19.24%	14.64%
Capital appreciation with secondary goal of achieving current income by investing primarily in equity securities	Lincoln Variable Insurance Products Trust LVIP JPMorgan Mid Cap Value Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.74%	10.91%	10.98%	8.05%
Capital growth over the long term	Lincoln Variable Insurance Products Trust LVIP JPMorgan Small Cap Core Fund—Standard Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.78%	13.10%	9.41%	7.10%
Long-term capital growth by investing primarily in the common stocks of growth companies	T. Rowe Price Equity Series, Inc. All-Cap Opportunities Portfolio Adviser: T. Rowe Price Associates, Inc.	0.80%*	28.96%	18.96%	14.57%
	Investment Option and	Current	Average Annual Total Returns (as of 12/31/2023)
Investment Objective	Adviser/Sub-Adviser	Expenses	1 Year	5 Year	10 Year
High level of dividend income and long-term capital growth primarily through investments in stocks	T. Rowe Price Equity Series, Inc. Equity Income Portfolio Adviser: T. Rowe Price Associates, Inc.	0.74%	9.54%	11.20%	7.84%
Long-term capital appreciation	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio Adviser: T. Rowe Price Associates, Inc.	0.86%	2.96%	11.24%	11.30%
Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth	T. Rowe Price Equity Series, Inc. Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.84%	19.96%	11.63%	10.50%
Highest total return over time consistent with an emphasis on both capital appreciation and income	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Hong Kong Limited, T. Rowe Price Investment Management, Inc. and T. Rowe Price International Ltd.	0.85%*	15.35%	7.31%	5.91%
Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies	T. Rowe Price International Series, Inc. International Stock Portfolio Adviser: T. Rowe Price Associates, Inc.	0.95%	16.24%	7.71%	4.75%

*  These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

(1)  The Investment Option includes a volatility management strategy as part of the Investment Option's investment objective and/or principal investment strategy. See "Volatility Management Strategies" contained herein.

(2)  You could lose money by investing in the Federated Hermes Government Money Fund II. Although the Federated Hermes Government Money Fund II seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Federated Hermes Government Money Fund II is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency. The Federated Hermes Government Money Fund II's sponsor has no legal obligation to provide financial support to the Federated Hermes Government Money Fund II, and you should not expect that the sponsor will provide financial support to the Federated Hermes Government Money Fund II at any time. The yield of the Fund may become very low during periods of low interest rates. After deduction of Separate Account Annual Expenses, the yield of the Subaccount that invests in the Fund could be negative. If the yield of the Subaccount becomes negative, Accumulated Value invested in the Subaccount may decline.

Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.97%
Average Annual Total Returns, 5 Years [Percent]	16.23%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Temporary Fee Reductions, Current Expenses [Text Block]	These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.
Business Disruption and Cyber Security Risk [Member]
Prospectus:
Principal Risk [Text Block]

Business Disruption and Cyber Security Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely). These risks include, among other things, the loss, theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Certificate Holder information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. The continuing use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential cyber-attack surfaces. Due to the increasing sophistication of cyber-attacks, such cyber security incidents could occur and persist for an extended period of time without detection.

Systems failures and cyber-attacks affecting us, the Investment Options, intermediaries and other affiliated or third-party service providers may adversely affect us and your Accumulated Value. For instance, systems failures and cyber-attacks may interfere with our processing of Certificate transactions, including the processing of orders with the Investment Options, impact our ability to calculate unit values or the Investment Options' ability to calculate share values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Certificate to lose value. There can be no assurance that we or the Investment Options or our service providers and intermediaries will avoid losses affecting your Certificate due to cyber-attacks or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third party administrators to perform their job responsibilities. They could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Certificates and processing of other Certificate-related transactions, including orders from Certificate Holders. Disasters may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Certificate-related transactions, impact our ability to calculate Accumulated Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Investment Options invest, which may cause the Investment Options underlying your Certificate to lose value. There can be no assurance that we, the Investment Options or our service providers will avoid losses affecting your Certificate due to a natural disaster.

Society Risk [Member]
Prospectus:
Principal Risk [Text Block]

Society Risk. An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-800-447-9811 or emailing VPACServices@modern-woodmen.org.

Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Certificate), and prior to age 59 1/2 an additional tax may apply.
Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Risk of Loss You can lose money by investing in this Certificate, including loss of principal. Principal Risks of Investing in the Certificate
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]

Not a Short-Term Investment

  This Certificate is not designed for short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for up to eight years after you purchase the Certificate. It will reduce the value of your Certificate if you withdraw money during that time.
The benefits of tax deferral also means the Certificate is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Certificate

Principal Risk [Text Block]

Unsuitable as Short-Term Savings Vehicle. The Certificate is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Certificate for short-term needs, it may not be the right investment for you. A charge may be assessed on withdrawals and surrenders, and it could be substantial Please discuss your insurance needs and financial objectives with your registered representative.

Investment Options Risk [Member]
Prospectus:
Risk [Text Block]

Risks Associated with Investment Options

  ● An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Funds available under the Certificate.
● Each Fund and the Declared Interest Option has its own unique risks.
● You should review the prospectuses for the available Funds before making an investment decision.   Principal Risks of Investing in the Certificate

	Appendix A: Investment Options Available Under the Certificate
Principal Risk [Text Block]

Investment Risk. You bear the risk of any decline in the Accumulated Value of your Certificate resulting from the performance of the Investment Option you have chosen. The Accumulated Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Investment Option. This risk could have a significant negative impact on certain benefits and guarantees under the Certificate. The investment risks are described in the prospectuses for the Investment Options.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]

Insurance Company Risks

An investment in the Certificate is subject to the risks related to the Society. Any obligations (including under the Declared Interest Option), guarantees, or benefits are subject to the claims-paying ability of the Society. More information about the Society, including its financial strength ratings, is available upon request by calling the Variable Product Administrative Center at 1-800-447-9811 or emailing VPACServices@modern-woodmen.org.

Principal Risks of Investing in the Certificate

American Funds Insurance Series (IS) American Funds IS Asset Allocation—Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide high total return (including income and capital gains) consistent with preservation of capital over the long term
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Asset Allocation Fund—Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	14.27%
Average Annual Total Returns, 5 Years [Percent]	9.20%
Average Annual Total Returns, 10 Years [Percent]	7.25%
American Funds Insurance Series (IS) American Funds IS Capital Income Builder®—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide a level of current income that exceeds the average yield on U.S. stocks generally and provide a growing stream of income over the years. To provide growth of capital as a secondary objective
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Capital Income Builder®—Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.28%	[6]
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	7.72%
American Funds Insurance Series (IS) American Funds IS Capital World Bond Fund®—Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]

	Provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments.
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Capital World Bond Fund®—Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	(0.33%)
Average Annual Total Returns, 10 Years [Percent]	0.36%
American Funds Insurance Series (IS) American Funds IS Capital World Growth and Income Fund®—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital while providing current income
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Capital World Growth and Income Fund®—Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.41%	[6]
Average Annual Total Returns, 1 Year [Percent]	21.22%
Average Annual Total Returns, 5 Years [Percent]	10.60%
Average Annual Total Returns, 10 Years [Percent]	7.90%
American Funds Insurance Series (IS) American Funds IS Global Small Capitalization Fund—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Global Small Capitalization Fund—Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.66%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.45%
Average Annual Total Returns, 5 Years [Percent]	8.57%
Average Annual Total Returns, 10 Years [Percent]	6.04%
American Funds Insurance Series (IS) American Funds IS Growth Fund—Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Growth Fund—Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	38.49%
Average Annual Total Returns, 5 Years [Percent]	18.68%
Average Annual Total Returns, 10 Years [Percent]	14.36%
American Funds Insurance Series (IS) American Funds IS Growth-Income Fund—Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Growth-Income Fund—Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	26.14%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	10.91%
American Funds Insurance Series (IS) American Funds IS Managed Risk Growth Fund—Class P1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital while seeking to manage volatility and provide downside protection	[7]
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Managed Risk Growth Fund—Class P1	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC	[7]
Current Expenses [Percent]	0.69%	[6],[7]
Average Annual Total Returns, 1 Year [Percent]	23.77%	[7]
Average Annual Total Returns, 5 Years [Percent]	11.26%	[7]
Average Annual Total Returns, 10 Years [Percent]	8.62%	[7]
American Funds Insurance Series (IS) American Funds IS Managed Risk Growth-Income Fund—Class P1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income while seeking to manage volatility and provide downside protection	[7]
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS Managed Risk Growth-Income Fund—Class P1	[7]
Portfolio Company Adviser [Text Block]	Capital Research and Management Company	[7]
Portfolio Company Subadviser [Text Block]	Milliman Financial Risk Management LLC	[7]
Current Expenses [Percent]	0.62%	[6],[7]
Average Annual Total Returns, 1 Year [Percent]	16.17%	[7]
Average Annual Total Returns, 5 Years [Percent]	7.86%	[7]
Average Annual Total Returns, 10 Years [Percent]	6.46%	[7]
American Funds Insurance Series (IS) American Funds IS New World Fund®—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS New World Fund®—Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	8.90%
Average Annual Total Returns, 10 Years [Percent]	4.95%
American Funds Insurance Series (IS) American Funds IS The Bond Fund of America®—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Provide as high a level of current income as is consistent with the preservation of capital
Portfolio Company Name [Text Block]	American Funds Insurance Series (IS)American Funds IS The Bond Fund of America®—Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.23%	[6]
Average Annual Total Returns, 1 Year [Percent]	5.21%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	2.33%
BNY Mellon BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	BNY Mellon BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Share Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisor, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	23.50%
Average Annual Total Returns, 5 Years [Percent]	14.85%
Average Annual Total Returns, 10 Years [Percent]	10.18%
BNY Mellon BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Share Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth consistent with preservation of capital with current income as a secondary goal
Portfolio Company Name [Text Block]	BNY Mellon BNY Mellon Variable Investment Fund: Appreciation Portfolio—Initial Share Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisor, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co.
BNY Mellon BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth, current income and growth of income consistent with reasonable investment risk
Portfolio Company Name [Text Block]	BNY Mellon BNY Mellon Variable Investment Fund: Growth and Income Portfolio—Initial Share Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisor, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.70%	[6]
Average Annual Total Returns, 1 Year [Percent]	26.69%
Average Annual Total Returns, 5 Years [Percent]	16.89%
Average Annual Total Returns, 10 Years [Percent]	11.84%
BNY Mellon BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	BNY Mellon BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio—Initial Share Class
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Advisor, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	9.28%
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	6.15%
Calvert Variable Products Calvert VP NASDAQ-100 Index Portfolio—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that correspond to investment performance of U.S. common stocks, as represented by NASDAQ 100® Index
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT NASDAQ 100 Index Portfolio—Class 1
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.48%	[6]
Average Annual Total Returns, 1 Year [Percent]	54.40%
Average Annual Total Returns, 5 Years [Percent]	22.09%
Average Annual Total Returns, 10 Years [Percent]	17.29%
Calvert Variable Products Calvert VP Russell 2000 Small Cap Index Portfolio—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that correspond to investment performance of U.S. common stocks, as represented by Russell 2000® Index
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT Russell 2000 Small Cap Index Portfolio—Class 1
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.39%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.60%
Average Annual Total Returns, 5 Years [Percent]	9.69%
Average Annual Total Returns, 10 Years [Percent]	6.77%
Calvert Variable Products Calvert VP S&P MidCap 400 Index Portfolio—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that correspond to total return performance of U.S. common stocks, as represented by S&P MidCap 400® Index
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. CVT S&P MidCap 400 Index Portfolio—Class 1
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.33%	[6]
Average Annual Total Returns, 1 Year [Percent]	16.12%
Average Annual Total Returns, 5 Years [Percent]	12.28%
Average Annual Total Returns, 10 Years [Percent]	8.90%
Federated Hermes Insurance Series Fund Federated Hermes Government Money Fund II—Service Share Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with stability of principal and liquidity	[8]
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series FundFederated Hermes Government Money Fund II—Service Share Class	[8]
Portfolio Company Adviser [Text Block]	Federated Investment Management Company	[8]
Current Expenses [Percent]	0.63%	[6],[8]
Average Annual Total Returns, 1 Year [Percent]	4.52%	[8]
Average Annual Total Returns, 5 Years [Percent]	1.49%	[8]
Average Annual Total Returns, 10 Years [Percent]	0.90%	[8]
Federated Hermes Insurance Series Fund Federated Hermes Managed Volatility Fund II—Primary Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High current income and moderate capital appreciation
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series FundFederated Hermes Managed Volatility Fund II—Primary Shares
Portfolio Company Adviser [Text Block]	Federated Advisory Services Company (FASC), an affiliate of the Co-Advisers, Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)
Current Expenses [Percent]	0.97%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.68%
Average Annual Total Returns, 5 Years [Percent]	6.15%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Federated Hermes Insurance Series Fund Federated Hermes Quality Bond Fund II—Primary Shares [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Current income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series FundFederated Hermes Quality Bond Fund II—Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.74%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.14%
Average Annual Total Returns, 5 Years [Percent]	2.36%
Average Annual Total Returns, 10 Years [Percent]	2.25%
Fidelity® VIP Freedom 2015 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2015 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	5.19%
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	12.40%
Average Annual Total Returns, 5 Years [Percent]	7.47%
Average Annual Total Returns, 10 Years [Percent]	5.73%
Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	13.62%
Average Annual Total Returns, 5 Years [Percent]	8.26%
Average Annual Total Returns, 10 Years [Percent]	6.20%
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	14.70%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.85%
Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Average Annual Total Returns, 10 Years [Percent]	7.67%
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	18.87%
Average Annual Total Returns, 5 Years [Percent]	11.92%
Average Annual Total Returns, 10 Years [Percent]	8.14%
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.41%
Average Annual Total Returns, 5 Years [Percent]	12.03%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.45%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	8.19%
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.48%
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.39%
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as each portfolio approaches its target date and beyond
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	19.35%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Balanced Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Income and capital growth consistent with reasonable risk
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Balanced Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	12.16%
Average Annual Total Returns, 10 Years [Percent]	8.81%
Fidelity® Variable Insurance Products Funds Fidelity® VIP ContrafundSM Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP ContrafundSM Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.45%
Average Annual Total Returns, 5 Years [Percent]	16.65%
Average Annual Total Returns, 10 Years [Percent]	11.61%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Energy Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Energy Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.70%
Average Annual Total Returns, 5 Years [Percent]	13.36%
Average Annual Total Returns, 10 Years [Percent]	2.37%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth & Income Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High total return through a combination of current income and capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Growth & Income Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	18.72%
Average Annual Total Returns, 5 Years [Percent]	14.79%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Growth Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Growth Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	36.24%
Average Annual Total Returns, 5 Years [Percent]	19.64%
Average Annual Total Returns, 10 Years [Percent]	14.80%
Fidelity® Variable Insurance Products Funds Fidelity® VIP High Income Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income, while also considering growth of capital
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP High Income Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	10.24%
Average Annual Total Returns, 5 Years [Percent]	3.60%
Average Annual Total Returns, 10 Years [Percent]	3.14%
Fidelity® Variable Insurance Products Funds Fidelity VIP Index 500 Portfolio— Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Index 500 Portfolio— Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (Geode)
Current Expenses [Percent]	0.10%
Average Annual Total Returns, 1 Year [Percent]	26.19%
Average Annual Total Returns, 5 Years [Percent]	15.56%
Average Annual Total Returns, 10 Years [Percent]	11.92%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Mid Cap Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Mid Cap Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Overseas Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Overseas Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	9.99%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Real Estate Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Real Estate Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	11.19%
Average Annual Total Returns, 5 Years [Percent]	5.22%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Strategic Income Portfolio—Service Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income and may also seek capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Strategic Income Portfolio—Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity® Management & Research (Japan) Limited (FMR Japan), FIL Investment Advisors (FIA), and FIL Investment Advisors (UK) Limited (FIA (UK))
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	9.18%
Average Annual Total Returns, 5 Years [Percent]	3.47%
Average Annual Total Returns, 10 Years [Percent]	3.10%
Fidelity® Variable Insurance Products Funds Fidelity® VIP Technology Portfolio—Initial Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products FundsFidelity® VIP Technology Portfolio—Initial Class
Portfolio Company Adviser [Text Block]	Fidelity® Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited (FMR UK), Fidelity® Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity® Management & Research (Japan) Limited (FMR Japan)
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	58.32%
Average Annual Total Returns, 5 Years [Percent]	26.57%
Average Annual Total Returns, 10 Years [Percent]	19.61%
Franklin Templeton Variable Insurance Products Trust Franklin DynaTech VIP Fund—Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin DynaTech VIP Fund—Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.90%	[6]
Average Annual Total Returns, 1 Year [Percent]	43.77%
Average Annual Total Returns, 5 Years [Percent]	13.76%
Average Annual Total Returns, 10 Years [Percent]	10.37%
Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund—Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Maximize income while maintaining prospects for capital appreciation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Income VIP Fund—Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.71%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	6.98%
Average Annual Total Returns, 10 Years [Percent]	5.01%
Franklin Templeton Variable Insurance Products Trust Franklin Rising Dividends VIP Fund—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation with preservation of capital as an important consideration
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Rising Dividends VIP Fund—Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.65%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.39%
Average Annual Total Returns, 5 Years [Percent]	14.04%
Average Annual Total Returns, 10 Years [Percent]	10.51%
Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund—Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term total return
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Small Cap Value VIP Fund—Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%	[6]
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Franklin Templeton Variable Insurance Products Trust Franklin Small-Mid Cap Growth VIP Fund—Class 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Small-Mid Cap Growth VIP Fund—Class 1
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.83%	[6]
Average Annual Total Returns, 1 Year [Percent]	27.12%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	9.24%
Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund—Class 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High level of current income with capital appreciation over the long term as a secondary goal
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products TrustFranklin Strategic Income VIP Fund—Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%	[6]
Average Annual Total Returns, 1 Year [Percent]	8.18%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	1.77%
Lincoln Variable Insurance Products TrustLVIP American Century Capital Appreciation Fund—Standard Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Capital Appreciation Fund—Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.79%	[6]
Average Annual Total Returns, 1 Year [Percent]	20.69%
Average Annual Total Returns, 5 Years [Percent]	13.24%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Lincoln Variable Insurance Products TrustLVIP American Century Mid Cap Value Fund—Standard Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth with income as a secondary objective
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Mid Cap Value Fund—Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%	[6]
Average Annual Total Returns, 1 Year [Percent]	6.13%
Average Annual Total Returns, 5 Years [Percent]	11.05%
Average Annual Total Returns, 10 Years [Percent]	8.77%
Lincoln Variable Insurance Products TrustLVIP American Century Ultra® Fund—Standard Class II [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust LVIP American Century Ultra® Fund—Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%	[6]
Average Annual Total Returns, 1 Year [Percent]	43.51%
Average Annual Total Returns, 5 Years [Percent]	19.24%
Average Annual Total Returns, 10 Years [Percent]	14.64%
Lincoln Variable Insurance Products Trust LVIP JPMorgan Mid Cap Value Fund - Standard Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital appreciation with secondary goal of achieving current income by investing primarily in equity securities
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products TrustLVIP JPMorgan Mid Cap Value Fund—Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	10.98%
Average Annual Total Returns, 10 Years [Percent]	8.05%
Lincoln Variable Insurance Products Trust LVIP JPMorgan Small Cap Core Fund—Standard Class [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Capital growth over the long term
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products TrustLVIP JPMorgan Small Cap Core Fund—Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	7.10%
T. Rowe Price Equity Series, Inc All-Cap Opportunities Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth by investing primarily in the common stocks of growth companies
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. All-Cap Opportunities Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.80%	[6]
Average Annual Total Returns, 1 Year [Percent]	28.96%
Average Annual Total Returns, 5 Years [Percent]	18.96%
Average Annual Total Returns, 10 Years [Percent]	14.57%
T. Rowe Price Equity Series, Inc Equity Income Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High level of dividend income and long-term capital growth primarily through investments in stocks
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. Equity Income Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	9.54%
Average Annual Total Returns, 5 Years [Percent]	11.20%
Average Annual Total Returns, 10 Years [Percent]	7.84%
T. Rowe Price Equity Series, Inc Health Sciences Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	2.96%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	11.30%
T. Rowe Price Equity Series, Inc. Mid-Cap Growth Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. Mid-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	19.96%
Average Annual Total Returns, 5 Years [Percent]	11.63%
Average Annual Total Returns, 10 Years [Percent]	10.50%
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Highest total return over time consistent with an emphasis on both capital appreciation and income
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Hong Kong Limited, T. Rowe Price Investment Management, Inc. and T. Rowe Price International Ltd.
Current Expenses [Percent]	0.85%	[6]
Average Annual Total Returns, 1 Year [Percent]	15.35%
Average Annual Total Returns, 5 Years [Percent]	7.31%
Average Annual Total Returns, 10 Years [Percent]	5.91%
T. Rowe Price International Series, Inc. International Stock Portfolio [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies
Portfolio Company Name [Text Block]	T. Rowe Price International Series, Inc.International Stock Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.24%
Average Annual Total Returns, 5 Years [Percent]	7.71%
Average Annual Total Returns, 10 Years [Percent]	4.75%
Additional Tax [Member]
Prospectus:
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Annual Investment Option Operating Expenses After [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.10%	[9]
Portfolio Company Expenses Maximum [Percent]	1.14%	[9]
Annual Investment Option Operating Expenses Before [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.10%	[10]
Portfolio Company Expenses Maximum [Percent]	1.14%	[10]
Automatic Rebalancing Program [Member]
Prospectus:
Name of Benefit [Text Block]	Automatic Rebalancing Program
Purpose of Benefit [Text Block]	Automatically transfers amounts to maintain a particular percentage allocation among the Subaccounts and Declared Interest Option
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Cannot be utilized in combination with the dollar cost averaging program.
	● Transferring all assets to the Declared Interest Option will terminate any automatic rebalancing instructions.
Name of Benefit [Text Block]	Automatic Rebalancing Program
Benefit Standard or Optional [Text Block]	Standard
Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Before the Retirement Date, upon the Annuitant's death, we will pay a death benefit to the Beneficiary in one sum within five years of the deceased Annuitant's death.
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● If original Annuitant's age on the Issue Date was less than 76, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greatest of:
● sum of premiums paid, less the sum of all partial withdrawal reductions;
● Accumulated Value; or
● Performance Enhanced Death Benefit (PEDB) amount.
● If original Annuitant's age on the Issue Date was 76 or older, we determine the death benefit as of the date we receive Due Proof of Death and the death benefit equals the greater of:
● sum of the premiums paid, less the sum of all partial withdrawal reductions, or
	● Accumulated Value.
Name of Benefit [Text Block]	Death Benefit
Benefit Standard or Optional [Text Block]	Standard
Declared Interest Option [Member]
Prospectus:
Name of Benefit [Text Block]	Declared Interest Option
Purpose of Benefit [Text Block]	Credits a specified guaranteed rate of interest for each Certificate Year
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● Subject to the Society's financial strength and claims paying ability.
● Amount you can transfer at one time from the Declared Interest Option may not exceed 25% of the Declared Interest Option Accumulated Value on the date of transfer, unless balance after transfer would be less than $1,000.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
	● Not available for Certificates issued in Washington prior to February 1, 2009.
Name of Benefit [Text Block]	Declared Interest Option
Benefit Standard or Optional [Text Block]	Standard
Dollar Cost Averaging Program [Member]
Prospectus:
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Purpose of Benefit [Text Block]	Systematically transfers a set amount each month from Subaccounts or the Declared Interest Option to other available Investment Options over a period of time
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● You must place at least $1,000 in a single "source account" (either the Declared Interest Option or the Money Market Subaccount).
● Minimum amount of each transfer is $100.
● Maximum number of Investment Options which you may select at any one time is 10, including the Declared Interest Option.
● Terminates when monies in the source account are depleted.
	● Cannot be utilized in combination with automatic rebalancing or systematic withdrawal programs.
Name of Benefit [Text Block]	Dollar Cost Averaging Program
Benefit Standard or Optional [Text Block]	Standard
Incremental Death Benefit Rider [Member]
Prospectus:
Name of Benefit [Text Block]	Incremental Death Benefit Rider
Purpose of Benefit [Text Block]	Provides a death benefit that is in addition to the death benefit available under the Certificate
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● Not available if the Annuitant's age on the Issue Date is 71 or over.
● No Incremental Death Benefit is paid if market decline results in the Accumulated Value being less than premium payments minus any partial withdrawal reductions.
	● Not available in Washington.
Name of Benefit [Text Block]	Incremental Death Benefit Rider
Benefit Standard or Optional [Text Block]	Standard
Interest Sweep Option [Member]
Prospectus:
Name of Benefit [Text Block]	Interest Sweep Program
Purpose of Benefit [Text Block]	Automatically transfers interest earnings from the Declared Interest Option to one or more Subaccounts on your Certificate Anniversary
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● Must have at least $5,000 in the Declared Interest Option to establish the program.
● Maximum number of Subaccounts to receive interest earnings at any one time is 10.
● Not available for Certificates issued in Oregon, South Carolina, and Utah prior to March 1, 2012.
	● Not available for Certificates issued in Washington prior to February 1, 2009.
Name of Benefit [Text Block]	Interest Sweep Program
Benefit Standard or Optional [Text Block]	Standard
Redemption Fee [Member]
Prospectus:
Other Annual Expense (of Other Amount), Maximum [Percent]	2.00%
Systematic Withdrawals [Member]
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Automatically withdraws a specific amount of Accumulated Value from selected Subaccounts or the Declared Interest Option
Standard Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	● Minimum amount which you may withdraw is $100.
● Maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000. We may deny an automatic partial withdrawal request that would reasonably cause the Accumulated Value to be less than $2,000 within one year.
	● Cannot be utilized in combination with dollar cost averaging program.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Benefit Standard or Optional [Text Block]	Standard
Transfer Fee [Member]
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 25	[11]
Other Transaction Fee, Current [Dollars]	$ 25	[11]

[1]	The surrender charge is only assessed during the first eight Certificate Years. The surrender charge declines 1% annually to 0% in the ninth Certificate Year. You may annually withdraw a maximum of 10% of the Accumulated Value calculated as of the most recent prior Certificate Anniversary without incurring a surrender charge. This amount is not cumulative from Certificate Year to Certificate Year. We may waive this charge under certain circumstances. (See "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Amounts Not Subject to Surrender Charge.")
[2]	We calculate the Base Certificate fee by dividing the total amount we receive from the annual administrative charge and mortality and expense risk charge for the last fiscal year by the total average net assets attributable to the Certificates for that year.
[3]	As a percentage of Fund assets.
[4]	We currently deduct an annual administrative charge of $30 on the Issue Date and on each Certificate Anniversary prior to the Retirement Date and may waive the charge if your initial premium payment, or whenever your Accumulated Value on the most recent Certificate Anniversary, is $50,000 or greater.
[5]	Selection of an annuity payment period with a duration of greater than one year would result in lower one-, three- and five-year expense figures. In calculating the surrender charge that would apply in the case of annuitization under fixed payment option 2 or 4, the Society will add the number of years for which payments will be made under the annuity payment option selected to the number of Certificate Years since the Issue Date to determine the Certificate Year in which the surrender is deemed to occur for purposes of determining the surrender charge percentage that would apply upon annuitization. For more information on the calculation of the surrender charge on the Retirement Date, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)—Surrender Charge at the Retirement Date." For more information on the calculation of the surrender charge associated with a partial withdrawal or surrender, see "CHARGES AND DEDUCTIONS—Surrender Charge (Contingent Deferred Sales Charge)".
[6]	These Investment Options and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.
[7]	The Investment Option includes a volatility management strategy as part of the Investment Option's investment objective and/or principal investment strategy. See "Volatility Management Strategies" contained herein.
[8]	You could lose money by investing in the Federated Hermes Government Money Fund II. Although the Federated Hermes Government Money Fund II seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Federated Hermes Government Money Fund II is not insured or guaranteed by the

Federal Deposit Insurance Corporation or any other government agency. The Federated Hermes Government Money Fund II's sponsor has no legal obligation to provide financial support to the Federated Hermes Government Money Fund II, and you should not expect that the sponsor will provide financial support to the Federated Hermes Government Money Fund II at any time. The yield of the Fund may become very low during periods of low interest rates. After deduction of Separate Account Annual Expenses, the yield of the Subaccount that invests in the Fund could be negative. If the yield of the Subaccount becomes negative, Accumulated Value invested in the Subaccount may decline.

[9]

(5)  The "Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Certificate Holders and will continue past the current year.

[10]	Some Investment Options may impose a redemption fee of up to 2% of the amount withdrawn to deter frequent trading activity.
[11]	We do not assess transfer processing fees for the first twelve (12) transfers in a Certificate Year, but we may impose a charge of $25 for the thirteenth (13th) and each subsequent transfer during a Certificate Year.